Segment information	12 Months Ended
Dec. 31, 2025
TextBlock [Abstract]
Segment information
Note 4. Segment information
The CODM is in charge of allocating resources and assessing the performance of the operating segment. It supervises operating profit (loss) and the performance of the indicators related to its oil and gas properties on an aggregate basis to make decisions regarding the location of resources, negotiate with international suppliers and determine the method for managing contracts with customers.

The CODM considers as a single segment the exploration and production of crude oil, natural gas and LPG (including E&P commercial activities), through its own activities, subsidiaries and interests in joint operations and based on the nature of the business, customer portfolio and risks involved. The Company aggregated no segment as it has only one.
For the year ended December 31, 2025, the Company generated 99.71% and 0.29% of its revenues related to assets located in Argentina and Mexico, respectively. For the year ended December 31, 2024, the Company generated 99.23% and 0.77% of its revenues related to assets located in Argentina and Mexico, respectively. For the year ended December 31, 2023, the Company generated 98.91% and 1.09% of its revenues related to assets located in Argentina and Mexico, respectively.
The accounting criteria used by the subsidiaries to measure profit or loss, assets and liabilities of the segments are consistent with those used in these consolidated financial statements.
The following chart summarizes noncurrent assets per geographical area:

	As of December 31, 2025	As of December 31, 2024
Argentina	6,147,773	3,128,742
Mexico	69,540	51,359

Total noncurrent assets	6,217,313	3,180,101